Discontinued operations - Operating costs of discontinued operations (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure
Staff costs	SFr 44,496	SFr 67,959	SFr 145,538	SFr 136,641
Depreciation	2,118	112,382	4,236	115,320
External research and development costs	68,492	184,461	101,075	363,571
Laboratory consumables	4,021		4,021
Patent maintenance and registration costs	53,865	68,335	97,119	123,874
Professional fees	320,253	376,033	622,635	828,043
Short term leases		1,545		1,545
Other operating costs	228,821	142,249	380,109	355,923
Total operating costs	SFr 769,273	1,014,593	SFr 1,446,590	2,037,595
Discontinued operations
Disclosure
Staff costs				1,400,000
Total operating costs				2,000,000
Discontinued operations as disclosed below
Disclosure
Staff costs		53,218		1,422,184
Depreciation				67,422
External research and development costs		1,600		333,278
Laboratory consumables				17,735
Patent maintenance and registration costs				62,563
Professional fees				38,271
Short term leases				8,329
Other operating costs				61,415
Total operating costs		SFr 54,818		SFr 2,011,197